2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Company's financial instruments measured at fair value (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Level I, Derivative Liability
Level I, Marketable Securities	341,023	152,000
Level II, Derivative Liability		40,000
Level II, Marketable Securities
Level III, Derivative Liability	25,148
Level III, Marketable Securities
Total Level I	341,023	152,000
Total Level II		40,000
Total Level III	$ 25,148